WEB DEVELOPMENT COSTS - Schedule of Web Development Costs (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
OptimizeRx web development	$ 154,133	$ 154,133
SampleMD web development	602,517	602,517
SampleMD 2.0	148,060	0
Subtotal, web development costs	904,710	756,650
Accumulated amortization	(440,641)	(310,352)
Impairment	(59,083)	(59,083)
Web development costs, net	$ 404,986	$ 387,215